OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of major customers [line items]
Additional information about revenues	100.00%	100.00%
Customer A (shareholder of a subsidiary) [Member]
Disclosure of major customers [line items]
Additional information about revenues	49.00%	31.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues	22.00%	36.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues	12.00%	13.00%